Exhibit 99.1

World Omni Auto Receivables Trust 2018-C
Monthly Servicer Certificate
February 28, 2022

Dates Covered
Collections Period	02/01/22 - 02/28/22
Interest Accrual Period	02/15/22 - 03/14/22
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/22	163,518,457.72	16,308
Yield Supplement Overcollateralization Amount 01/31/22	4,813,008.79	0
Receivables Balance 01/31/22	168,331,466.51	16,308
Principal Payments	10,063,447.88	454
Defaulted Receivables	149,174.74	9
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/22	4,364,448.58	0
Pool Balance at 02/28/22	153,754,395.31	15,845

Pool Statistics	$ Amount	# of Accounts
Pool Factor	14.33%
Prepayment ABS Speed	1.14%
Aggregate Starting Principal Balance	1,103,449,170.74	40,092

Delinquent Receivables:
Past Due 31-60 days	2,207,149.39	158
Past Due 61-90 days	614,854.04	40
Past Due 91-120 days	116,527.26	9
Past Due 121+ days	0.00	0
Total	2,938,530.69	207

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.86%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.46%
Delinquency Trigger Occurred	NO

Recoveries	202,705.16
Aggregate Net Losses/(Gains) - February 2022	(53,530.42)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.38%
Prior Net Losses/(Gains) Ratio	-0.83%
Second Prior Net Losses/(Gains) Ratio	0.82%
Third Prior Net Losses/(Gains) Ratio	0.03%
Four Month Average	-0.09%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.02%

Overcollateralization Target Amount	10,184,266.44
Actual Overcollateralization	10,184,266.44
Weighted Average Contract Rate	3.61%
Weighted Average Contract Rate, Yield Adjusted	6.39%
Weighted Average Remaining Term	25.14

Flow of Funds	$ Amount
Collections	10,753,554.89
Investment Earnings on Cash Accounts	74.98
Servicing Fee	(140,276.22)
Transfer to Collection Account	-
Available Funds	10,613,353.65

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	330,626.35
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,586.67
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	9,764,062.41
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	432,078.22

Total Distributions of Available Funds	10,613,353.65

Servicing Fee	140,276.22
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	970,060,000.00
Original Class B	30,560,000.00

Total Class A & B
Note Balance @ 02/15/22	153,334,191.28
Principal Paid	9,764,062.41
Note Balance @ 03/15/22	143,570,128.87

Class A-1
Note Balance @ 02/15/22	0.00
Principal Paid	0.00
Note Balance @ 03/15/22	0.00
Note Factor @ 03/15/22	0.0000000%

Class A-2
Note Balance @ 02/15/22	0.00
Principal Paid	0.00
Note Balance @ 03/15/22	0.00
Note Factor @ 03/15/22	0.0000000%

Class A-3
Note Balance @ 02/15/22	33,714,191.28
Principal Paid	9,764,062.41
Note Balance @ 03/15/22	23,950,128.87
Note Factor @ 03/15/22	7.3466653%

Class A-4
Note Balance @ 02/15/22	89,060,000.00
Principal Paid	0.00
Note Balance @ 03/15/22	89,060,000.00
Note Factor @ 03/15/22	100.0000000%

Class B
Note Balance @ 02/15/22	30,560,000.00
Principal Paid	0.00
Note Balance @ 03/15/22	30,560,000.00
Note Factor @ 03/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	417,213.02
Total Principal Paid	9,764,062.41
Total Paid	10,181,275.43

Class A-1
Coupon	2.36000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.80000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.13000%
Interest Paid	87,937.85
Principal Paid	9,764,062.41
Total Paid to A-3 Holders	9,852,000.26

Class A-4
Coupon	3.27000%
Interest Paid	242,688.50
Principal Paid	0.00
Total Paid to A-4 Holders	242,688.50

Class B
Coupon	3.40000%
Interest Paid	86,586.67
Principal Paid	0.00
Total Paid to B Holders	86,586.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4169545
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.7580124
Total Distribution Amount	10.1749669

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2697480
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	29.9511117
Total A-3 Distribution Amount	30.2208597

A-4 Interest Distribution Amount	2.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.7250000

B Interest Distribution Amount	2.8333334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.8333334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 02/15/22	2,546,066.61
Investment Earnings	50.97
Investment Earnings Paid	(50.97)
Deposit/(Withdrawal)	-
Balance as of 03/15/22	2,546,066.61
Change	-

Required Reserve Amount	2,546,066.61

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$323,159.56	$579,863.50	$821,734.67
Number of Extensions	25	42	56
Ratio of extensions to Beginning of Period Receivables Balance	0.19%	0.32%	0.43%